Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,319,089.04
Total Fee Amount	3,220.37
Total Offset Amount	0.00
Net Fee	$ 3,220.37
Offering Table N/A
Offset Table N/A	N/A